Derivative on Convertible Notes (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure Of Derivative On Convertible Notes [Abstract]
Derivative on Convertible Notes	$ 1,110	$ 4,112	$ 0	$ 0